Taxation - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Loss Carryforwards [Line Items]
Effective tax rate	(13.20%)	(142.10%)	(18.50%)	(61.00%)
U.K. statutory rate	25.00%	25.00%	25.00%	25.00%
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Valuation Allowance	$ 17,827		$ 17,827
US
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets Valuation Allowance	$ 11,288		$ 11,288